Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

8. Goodwill and Other Intangible Assets

The following table shows changes in goodwill for the years 2017 and 2016:

	Paper		Total
	and Packaging	Distribution	Goodwill
Balances at December 31, 2015	$533,851	$170,741	$704,592
CFB acquisition	1,025	—	1,025

Balances at December 31, 2016	$534,876	$170,741	$705,617
API acquisition	14,994	—	14,994

Balances at December 31, 2017	$549,870	$170,741	$720,611

The following table shows changes in other intangible assets for the years 2017 and 2016:

Intangible
Assets, Net
Balances at December 31, 2015	$344,583
CFB acquisition	2,200
Other	525
Amortization expense	(32,895)

Balances at December 31, 2016	$314,413
API acquisition	13,960
Amortization expense	(30,898)

Balances at December 31, 2017	$297,475

Intangible assets other than goodwill include the following:

	December 31, 2017			December 31, 2016
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Definite-lived trademarks	$70,185	$(34,614)	$35,571	$69,325	$(32,060)	$37,265
Customer lists and relationships	346,504	(92,758)	253,746	333,404	(67,260)	266,144
Lease, contracts and other	30,243	(22,085)	8,158	30,243	(19,239)	11,004

Total	$446,932	$(149,457)	$297,475	$432,972	$(118,559)	$314,413

Amortization expense for the years ended December 31, 2017, 2016 and 2015, was $30.9 million, $32.9 million and $25.3 million, respectively.  The increase in amortization expense for the year ended December 31, 2016 was primarily due to the Victory acquisition.

Estimated amortization expense for the next five years, beginning with 2018, is as follows: $30.8 million, $30.4 million, $29.8 million, $26.7 million, and $22.8 million.  At December 31, 2017, the weighted average remaining useful life for trademarks is 20.5 years; customer relationships is 10.8 years; other contractual agreements is 5.6 years; and for intangible assets in total is 11.8 years.